Shareholder Fees - FidelityAdvisorDiversifiedStockFund-OPRO	Nov. 29, 2023 USD ($)
FidelityAdvisorDiversifiedStockFund-OPRO | Fidelity Advisor Diversified Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none